Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable

11.	Notes Payable

As of June 30, 2025 and December 31, 2024 notes payable consisted of the following:

	June 30, 2025	December 31, 2024

Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$310,014	$225,140
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	5,343,627	4,846,714
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures in June 2025 and bears interest of 15%	-	249,900
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	1,000,000	1,000,000
Secured promissory note dated September 20, 2024, which matures on September 19, 2025 and bears interest of 19%	52,284	52,283
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 12%	199,577	-
Secured promissory note dated April 2025, which matures in August 2025 and bears interest of 15%	287,400	-
Secured promissory note dated April 2025, which matures in March 2026 and bears interest of 15%	148,230	-
Secured promissory note dated May 2025, which matures in April 2027 and bears interest of 16%	61,327	-
Total Notes payable	$11,612,459	$10,584,037
Less current portion	(1,798,783)	(1,337,490)

Total notes payable, net of current	$9,813,676	$9,246,547

A reconciliation of the beginning and ending balances of notes payable for six months ended June 30, 2025 and the year ended December 31, 2024 is as follows:

	June 30, 2025	December 31, 2024
Balance as of beginning of period	$10,584,037	$8,884,513
Proceeds from notes payable	-	1,325,574
Non-cash note additions	245,050	-
Financed equipment	433,112	-
Financing arrangements	-	241,898
Amortization of debt discount	498,912	993,823
Resale of note payable to related party	-	(472,000)
Interest classified to debt	67,500	80,058
Non-cash note repayment	(50,423)	-
Cash repayments	(165,729)	(469,829)
Balance as of end of period	$11,612,459	$10,584,037

On May 25, 2023, the Company entered into a Loan Agreement with ADSB for a total of $7,000,000 which is zero-interest bearing. The loan was issued in connection with 5,687,500 detached warrants which are immediately exercisable at a price of CAD$0.08 per share (USD $0.06) for a period of 60 months from the date of issuance. Upon full repayment of the loan, which is expected in February 2027 the Company will transfer 720,000 Class A Units of ADSB to the lender. Both the warrants and the ADSB transfer were determined to create a debt discount totaling $3,809,659 that is amortized over the term of the loan. During the six months ended June 30, 2025 and the year ended December 31, 2024, amortization of the debt discount of $498,912 and $993,824, respectively, were recorded.

On September 30, 2023, the Company entered into a Loan Agreement with the Salisbury Canyon Ranch, LLC for a total of $4,199,000 which bears interest at 4% per annum. The Company will make interest-only payments for a period of three years at which point blended interest and principal payments will be made for an additional two years, with a balloon payment due at that time.

14.	Notes Payable

As of December 31, 2024 and 2023, notes payable consisted of the following:

	2024	2023
Secured promissory notes dated November 2018 through September 2024 issued to finance equipment acquisitions which mature from December 2023 through October 2030, and bear interest of 3.12% to 10.99% with principal and interest payments due monthly.	$225,140	$18,183
Small Business Administration loan which bears interest at 1% with interest payments due monthly.	11,000	11,000
Secured promissory note dated May 25, 2023, which matures in May 2028	4,846,714	3,852,890
Secured promissory note dated September 19, 2023, which matures in September 2028 and bears interest of 4%	4,199,000	4,199,000
Secured promissory note dated July 8, 2024, which matures on March 31, 2025, and bears interest of 15%	249,900	-
Secured promissory note dated July 3, 2024, which matures in July 2026 and bears interest of 10%	1,000,000	-
Secured promissory note dated September 20,2024, which matures on March 31, 2025, and bears interest of 19%	52,283	-
Secured promissory note dated February 8 , 2023, which matures in November 2023, and bears interest of 10%	-	299,440
Secured promissory note dated July 1 ,2023, which matures in February 2024, and bears interest of 12%	-	504,000
Total notes payable	$10,584,037	$8,884,513
Less current portion	(1,337,490)	(821,623)

Total notes payable, net of current	$9,246,547	$8,062,890

A reconciliation of the beginning and ending balances of notes payable for the years ended December 31, 2024 and 2023, is as follows:

	2024	2023
Balance as of beginning of period	$8,884,513	$548,947
Proceeds from notes payable	1,325,574	12,002,440
Financing arrangements	241,898	-
Debt discount on notes payable	-	(3,809,659)
Amortization of debt discount	993,823	662,549
Resale of note payable to related party	(472,000)	-
Interest classified to debt	80,058	-
Conversions and settlement of notes payable	-	(485,459)
Cash repayments	(469,829)	(34,305)
Balance as of end of period	$10,584,037	$8,884,513

On May 25, 2023, the Company entered into a Loan Agreement with ADSB for a total of $7,000,000 which is zero-interest bearing. The loan was issued in connection with 5,687,500 detached warrants which are immediately exercisable at a price of CAD$0.08 per share (USD $0.06) for a period of 60 months from the date of issuance. Upon full repayment of the loan, which is expected in February 2027 the Company will transfer 720,000 Class A Units of ADSB to the lender. Both the warrants and the ADSB transfer were determined to create a debt discount totaling $3,809,659 that is amortized over the term of the loan. During the years ended December 31, 2024 and 2023, amortization of the debt discount of $993,824 and $662,549, respectively, were recorded. In June 2023, the Company was advanced $300,000 of the stated loan balance with expectation to receive the remainder in future tranches per the funding schedule. In August, the Company received additional tranches of funding of $3.6 million, related to the ADSB Loan Agreement. The Company received the outstanding balance during the fourth quarter of calendar year 2023.

On September 30, 2023, the Company entered into a Loan Agreement with the Salisbury Canyon Ranch, LLC for a total of $4,199,000 which bears interest at 4% per annum. The Company will make interest-only payments for a period of three years at which point blended interest and principal payments will be made for an additional two years, with a balloon payment due at that time.